RELATED PARTY TRANSACTIONS - TFG Marine (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2020
Related Party Transaction [Line Items]
Shareholder loan		$ 2,334,000	$ 8,615,000
Related party payables		9,492,000	13,934,000
Performance Guarantee
Related Party Transaction [Line Items]
Maximum liability under this guarantee		4,000,000
Amount payable under guarantee		0
TFG Marine
Related Party Transaction [Line Items]
Shareholder loan				$ 900,000	$ 1,000,000
Shareholder loan converted to equity				$ 75,000
Subordinated shareholder loan, term				5 years
Related party payables		9,219,000	6,563,000
TFG Marine | Bunker Procurement
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement		202,000,000	174,300,000
Related party payables		$ 9,200,000	$ 6,600,000
TFG Marine | Bunker Supply Agreement Guarantee
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	$ 30,000,000			$ 20,000,000
TFG Marine | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Spread on variable rate (percent)				7.00%